UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds

114 State Street

Suite 200

Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.

114 State Street

Suite 200

Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

Green Century Balanced Fund

PORTFOLIO OF INVESTMENTS

April 30, 2018

(Unaudited)

	SHARES	VALUE
Common Stocks - 65.8%
Software & Services - 10.7%
Adobe Systems, Inc. (a)	6,573	$1,456,577
Alphabet, Inc., Class A (a)	6,261	6,377,329
Autodesk, Inc. (a)	18,616	2,343,755
Blackbaud, Inc.	16,690	1,751,782
Facebook, Inc., Class A (a)	13,120	2,256,640
MasterCard, Inc., Class A	28,591	5,096,918
Microsoft Corporation	43,104	4,031,086
PayPal Holdings, Inc. (a)	35,015	2,612,469
		25,926,556
Capital Goods - 6.3%
A.O. Smith Corporation	25,088	1,539,149
Hexcel Corporation	37,314	2,480,262
Illinois Tool Works, Inc.	19,517	2,771,804
Ingersoll-Rand PLC	26,748	2,243,890
Middleby Corporation (The) (a)	10,569	1,330,003
Wabtec Corporation	27,176	2,413,500
Xylem, Inc.	33,464	2,439,526
		15,218,134
Pharmaceuticals & Biotechnology - 5.0%
Celgene Corporation (a)	27,219	2,370,775
Gilead Sciences, Inc.	42,241	3,051,067
Illumina, Inc. (a)	5,177	1,247,295
IQVIA Holdings, Inc. (a)	11,283	1,080,460
Merck & Company, Inc.	55,816	3,285,888
Waters Corporation (a)	5,791	1,091,082
		12,126,567
Insurance - 5.0%
Aflac, Inc.	56,782	2,587,556
Chubb Ltd. (b)	15,375	2,085,926
Lincoln National Corporation	26,948	1,903,607
Reinsurance Group of America, Inc.	16,034	2,395,480
Travelers Companies, Inc. (The)	23,521	3,095,363
		12,067,932
Retailing - 4.8%
Booking Holdings, Inc. (a)	968	2,108,304
Home Depot, Inc. (The)	13,443	2,484,267
Target Corporation	26,125	1,896,675
TJX Companies, Inc. (The)	31,871	2,704,254
Tractor Supply Company	37,091	2,522,188
		11,715,688
Healthcare Equipment & Services - 4.0%
Cigna Corporation	22,049	3,788,459
Hologic, Inc. (a)	53,946	2,092,565
Medtronic PLC (b)	14,550	1,165,892
Quest Diagnostics, Inc.	13,466	1,362,759
Zimmer Biomet Holdings, Inc.	11,441	1,317,660
		9,727,335
Banks - 3.9%
East West Bancorp, Inc.	22,236	1,481,362

First Republic Bank	22,973	$2,133,503
KeyCorp	133,909	2,667,467
PNC Financial Services Group, Inc. (The)	21,808	3,175,463
		9,457,795
Semiconductors - 3.1%
Analog Devices, Inc.	28,893	2,523,804
ASML Holding NV (b)	8,209	1,546,986
NXP Semiconductors NV (a)(b)	11,145	1,169,110
Xilinx, Inc.	34,708	2,229,642
		7,469,542
Technology Hardware & Equipment - 3.0%
Apple, Inc.	14,000	2,313,640
Cisco Systems, Inc.	41,256	1,827,228
Palo Alto Networks, Inc. (a)	16,550	3,186,041
		7,326,909
Food & Beverage - 2.7%
General Mills, Inc.	300	13,122
McCormick & Company, Inc.	24,042	2,534,267
Unilever NV (b)	68,172	3,893,985
		6,441,374
Consumer Durables & Apparel - 2.2%
Newell Brands, Inc.	87,452	2,416,299
NIKE, Inc., Class B	19,253	1,316,712
VF Corporation	19,571	1,582,707
		5,315,718
Real Estate - 2.2%
AvalonBay Communities, Inc.	10,785	1,757,955
Forest City Realty Trust, Inc., Class A	42,047	843,463
HCP, Inc.	48,042	1,122,261
SBA Communications Corporation, Class A (a)	9,695	1,553,430
		5,277,109
Materials - 1.9%
Ball Corporation	25,182	1,009,546
International Flavors & Fragrances, Inc.	9,107	1,286,455
Sealed Air Corporation	51,990	2,279,762
		4,575,763
Diversified Financials - 1.6%
Bank of New York Mellon Corporation (The)	29,888	1,629,195
Charles Schwab Corporation (The)	38,304	2,132,767
		3,761,962
Renewable Energy & Energy Efficiency - 1.5%
First Solar, Inc. (a)	16,509	1,170,653
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,040	1,029,507
Ormat Technologies, Inc.	26,328	1,524,391
		3,724,551
Transportation - 1.4%
J.B. Hunt Transport Services, Inc.	15,309	1,797,736
United Parcel Service, Inc., Class B	14,085	1,598,647
		3,396,383
Food & Staples Retailing - 1.3%
Costco Wholesale Corporation	15,608	3,077,273
Utilities - 1.0%
American Water Works Company, Inc.	28,536	2,470,647
Consumer Services - 1.0%
Starbucks Corporation	40,211	2,314,947
Household & Personal Products - 0.9%
Church & Dwight Company, Inc.	28,772	1,329,266

Procter & Gamble Company (The)	12,767	$923,565
		2,252,831
Telecommunication Services - 0.7%
Verizon Communications, Inc.	31,835	1,571,057
Automobiles & Components - 0.6%
BorgWarner, Inc.	29,100	1,424,154
Healthy Living - 0.5%
United Natural Foods, Inc. (a)	27,516	1,238,770
Media - 0.5%
Omnicom Group, Inc.	15,070	1,110,056
Total Common Stocks (Cost $116,712,321)		158,989,053

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 31.5%
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency - 16.6%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	2,950,614
Apple, Inc. 3.00%, due 6/20/27 (c)	1,000,000	952,182
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	943,567
Bank of America Corporation 2.151%, due 11/9/20 (c)	1,750,000	1,709,120
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	627,998
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	1,951,520
Digital Realty Trust LP 3.95%, due 7/1/22 (c)	2,000,000	2,018,162
European Bank for Reconstruction & Development 0.875%, due 7/22/19 (b)	1,500,000	1,471,006
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	1,937,476
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	466,971
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,891,414
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	467,213
Kommunalbanken AS 1.375%, due 10/26/20 (b)(d)	2,000,000	1,932,992
Kommuninvest I Sverige AB 1.50%, due 4/23/19 (b)(d)	1,000,000	990,774
Korea Development Bank (The) 3.05% (LIBOR 3 Month+73 basis points), due 7/6/22 (b)(e)	1,250,000	1,249,959
Kreditanstalt fuer Wiederaufbau 1.75%, due 10/15/19 (b)	3,000,000	2,964,774
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	970,412
Morgan Stanley 2.20%, due 12/7/18	3,000,000	2,994,726
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	1,000,000	941,644
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,471,194
Overseas Private Investment Corporation 3.28%, due 9/15/29	784,725	773,417
Overseas Private Investment Corporation 3.33%, due 5/15/33	234,021	227,301

Overseas Private Investment Corporation 3.43%, due 6/1/33	$230,971	$229,668
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	1,951,450
Starbucks Corporation 2.45%, due 6/15/26 (c)	2,750,000	2,544,998
Sumitomo Mitsui Banking Corporation 2.45%, due 10/20/20 (b)	2,000,000	1,964,488
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,472,460
		40,067,500
U.S. Government Agencies - 5.3%
Fannie Mae Pool 1.76%, due 7/1/23	410,532	397,728
Federal Farm Credit Banks 1.80%, due 6/15/20	200,000	196,817
Federal Farm Credit Banks 2.23%, due 11/15/22 (c)	1,500,000	1,456,522
Federal Farm Credit Banks 2.98%, due 3/13/23 (c)	3,000,000	2,970,081
Federal Farm Credit Banks 2.26%, due 11/13/24	500,000	478,863
Federal Home Loan Banks 3.875%, due 12/14/18	550,000	555,899
Federal Home Loan Banks 1.25%, due 1/16/19	3,000,000	2,980,584
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	506,645
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19 (a)	200,000	192,056
Federal National Mortgage Association 1.70%, due 1/27/20 (c)	3,000,000	2,957,286
		12,692,481
Banks - 2.3%
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,575,981
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,028,123
U.S. Bancorp 1.95%, due 11/15/18 (c)	3,000,000	2,994,465
		5,598,569
Software & Services - 2.3%
International Business Machines Corporation 8.375%, due 11/1/19	500,000	540,182
Microsoft Corporation 1.10%, due 8/8/19	3,000,000	2,947,269
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,028,115
Oracle Corporation 2.50%, due 5/15/22 (c)	1,000,000	976,638
		5,492,204
Community Development Financial Institutions - 1.6%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	1,941,730
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,986,808
		3,928,538
Diversified Financials - 1.2%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21 (c)	1,000,000	1,011,645
State Street Corporation 3.10%, due 5/15/23	2,000,000	1,970,868
		2,982,513

Pharmaceuticals & Biotechnology - 0.8%
Amgen, Inc. 5.70%, due 2/1/19	$1,250,000	$1,277,225
Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	500,000	498,984
		1,776,209
Real Estate - 0.4%
HCP, Inc. 3.875%, due 8/15/24 (c)	1,000,000	978,252
Telecommunication Services - 0.3%
America Movil SAB de C.V. 5.00%, due 10/16/19 (b)	750,000	771,413
Technology Hardware & Equipment - 0.3%
EMC Corporation 1.875%, due 6/1/18	700,000	699,355
Healthy Living - 0.2%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(d)	500,000	545,447
Food & Staples Retailing - 0.2%
CVS Health Corporation 2.25%, due 12/5/18 (c)	500,000	498,925
Total Bonds & Notes (Cost $77,422,534)		76,031,406
Certificates Of Deposit - 0.1%
Self-Help Credit Union 1.30%, due 6/21/19	95,000	93,914
Self-Help Federal Credit Union 1.40%, due 3/17/20	240,000	235,040
Total Certificates Of Deposit (Cost $335,000)		328,954
Short-term Investment - 2.5%
UMB Money Market Fiduciary Account , 0.25% (f) (Cost $6,053,705)		6,053,705
Total Short-term Investments (Cost $6,053,705)		6,053,705
TOTAL INVESTMENTS (g) - 99.9% (Cost $200,523,560)		241,403,118
Other Assets Less Liabilities - 0.1%		282,152
NET ASSETS -100.0%		$241,685,270

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,410,857.
(e)	Floating rate bond. Rate shown is currently in effect at April 30, 2018.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(g)	The cost of investments for federal income tax purposes is $200,261,869 resulting in gross unrealized appreciation and depreciation of $45,428,251 and $4,287,002 respectively, or net unrealized appreciation of $41,141,249.

See Notes to Schedule of Investments

Green Century Equity Fund

PORTFOLIO OF INVESTMENTS

April 30, 2018

(Unaudited)

	SHARES	VALUE
Common Stocks - 99.5%
Software & Services - 24.9%
Accenture PLC, Class A (a)	14,697	$2,222,186
Adobe Systems, Inc. (b)	11,783	2,611,113
Alphabet, Inc., Class A (b)	7,132	7,264,513
Alphabet, Inc., Class C (b)	7,521	7,651,339
ANSYS, Inc. (b)	2,048	331,080
Autodesk, Inc. (b)	4,736	596,262
Automatic Data Processing, Inc.	10,604	1,252,120
CA, Inc.	7,574	263,575
Cadence Design Systems, Inc. (b)	6,815	273,009
Citrix Systems, Inc. (b)	3,582	368,624
Cognizant Technology Solutions Corporation, Class A	14,097	1,153,417
Convergys Corporation	2,211	51,649
Dell Technologies, Inc. Class V (b)	4,881	350,309
Facebook, Inc., Class A (b)	57,032	9,809,504
FleetCor Technologies, Inc. (b)	2,153	446,274
Fortinet, Inc. (b)	3,490	193,206
International Business Machines Corporation	21,029	3,048,364
Intuit, Inc.	5,811	1,073,815
Microsoft Corporation	175,251	16,389,473
Oracle Corporation	74,833	3,417,623
salesforce.com, Inc. (b)	16,399	1,984,115
Symantec Corporation	14,932	414,960
Teradata Corporation (b)	2,976	121,778
VMware, Inc., Class A (b)	1,705	227,208
Western Union Company (The)	10,820	213,695
Workday, Inc., Class A (b)	3,283	409,850
		62,139,061
Pharmaceuticals & Biotechnology - 8.7%
AbbVie, Inc.	38,180	3,686,279
Agilent Technologies, Inc.	7,695	505,869
Amgen, Inc.	16,117	2,812,094
Bio-Techne Corporation	900	135,819
Biogen, Inc. (b)	5,058	1,383,869
BioMarin Pharmaceutical, Inc. (b)	4,217	352,162
Bristol-Myers Squibb Company	39,144	2,040,577
Celgene Corporation (b)	18,817	1,638,961
Gilead Sciences, Inc.	31,243	2,256,682
IQVIA Holdings, Inc. (b)	3,198	306,240
Jazz Pharmaceuticals PLC (a)(b)	1,465	222,738
Merck & Company, Inc.	65,159	3,835,910
Mettler-Toledo International, Inc. (b)	616	344,917
TESARO, Inc. (b)	858	43,681
Vertex Pharmaceuticals, Inc. (b)	6,030	923,555
Waters Corporation (b)	1,914	360,617
Zoetis, Inc.	11,675	974,629
		21,824,599
Capital Goods - 6.7%
3M Company	14,230	2,766,170
A.O. Smith Corporation	3,493	214,296
AGCO Corporation	1,476	92,516
Air Lease Corporation	2,368	98,722

Allegion PLC (a)	2,279	$175,893
Applied Industrial Technologies, Inc.	900	57,555
Builders FirstSource, Inc. (b)	2,585	47,125
Caterpillar, Inc.	14,220	2,052,799
Cummins, Inc.	3,773	603,152
Deere & Company	6,538	884,788
Dover Corporation	3,747	347,347
Eaton Corporation PLC	10,514	788,865
EMCOR Group, Inc.	1,435	105,602
Fastenal Company	6,894	344,631
Flowserve Corporation	3,149	139,847
Fortive Corporation	7,493	526,833
Fortune Brands Home & Security, Inc.	3,579	195,735
Graco, Inc.	4,028	177,192
Granite Construction, Inc.	927	48,556
H&E Equipment Services, Inc.	741	23,971
Illinois Tool Works, Inc.	7,349	1,043,705
Ingersoll-Rand PLC	5,994	502,837
Lennox International, Inc.	887	171,519
Lincoln Electric Holdings, Inc.	1,431	118,587
Masco Corporation	7,543	285,653
Meritor, Inc. (b)	1,997	38,882
Middleby Corporation (The) (b)	1,320	166,109
Owens Corning	2,645	173,221
Parker-Hannifin Corporation	3,209	528,266
Quanta Services, Inc. (b)	3,676	119,470
Rockwell Automation, Inc.	3,080	506,752
Roper Technologies, Inc.	2,449	647,001
Sensata Technologies Holding NV (b)	4,080	206,938
Snap-on, Inc.	1,373	199,428
Spirit Aerosystems Holdings, Inc.	2,793	224,473
Stanley Black & Decker, Inc.	3,685	521,759
Tennant Company	429	31,746
Timken Company (The)	1,627	69,554
United Rentals, Inc. (b)	2,050	307,500
W.W. Grainger, Inc.	1,303	366,599
WABCO Holdings, Inc. (b)	1,226	158,142
Wabtec Corporation	2,088	185,435
Wesco Aircraft Holdings, Inc. (b)	1,261	12,736
Xylem, Inc.	4,310	314,199
		16,592,106
Semiconductors - 6.1%
Advanced Micro Devices, Inc. (b)	19,895	216,458
Analog Devices, Inc.	8,798	768,505
Applied Materials, Inc.	25,510	1,267,082
Intel Corporation	111,909	5,776,743
Lam Research Corporation	3,870	716,182
Microchip Technology, Inc.	5,617	469,918
NVIDIA Corporation	14,488	3,258,351
Skyworks Solutions, Inc.	4,414	382,959
Texas Instruments, Inc.	23,550	2,388,676
		15,244,874
Diversified Financials - 5.4%
Ally Financial, Inc.	10,637	277,626
American Express Company	17,660	1,743,925
Ameriprise Financial, Inc.	3,553	498,166
Bank of New York Mellon Corporation (The)	24,517	1,336,422
BlackRock, Inc.	2,879	1,501,399
Charles Schwab Corporation (The)	28,832	1,605,366
CME Group, Inc.	8,130	1,281,938
FactSet Research Systems, Inc.	936	177,007
Franklin Resources, Inc.	7,884	265,218
Invesco Ltd.	9,812	284,254

Legg Mason, Inc.	2,032	$80,670
Moody's Corporation	4,112	666,966
Northern Trust Corporation	5,039	537,913
S&P Global, Inc.	6,109	1,152,157
State Street Corporation	8,873	885,348
T. Rowe Price Group, Inc.	5,804	660,611
TD Ameritrade Holding Corporation	6,800	395,012
Voya Financial, Inc.	4,279	224,006
		13,574,004
Retailing - 4.2%
AutoNation, Inc. (b)	1,290	59,585
Best Buy Company, Inc.	6,470	495,149
Booking Holdings, Inc. (b)	1,167	2,541,726
Buckle, Inc. (The)	624	14,383
Caleres, Inc.	952	31,159
CarMax, Inc. (b)	4,345	271,562
Foot Locker, Inc.	2,984	128,551
GameStop Corporation, Class A	2,550	34,808
Gap, Inc. (The)	5,503	160,908
Kohl's Corporation	3,977	247,051
LKQ Corporation (b)	7,337	227,594
Lowe's Companies, Inc.	19,877	1,638,461
Netflix, Inc. (b)	10,348	3,233,336
Nordstrom, Inc.	2,996	151,478
Nutrisystem, Inc.	711	20,619
Office Depot, Inc.	11,823	27,075
Pier 1 Imports, Inc.	1,662	3,706
Pool Corporation	957	132,841
Shutterfly, Inc. (b)	689	55,754
Signet Jewelers Ltd.	1,333	51,827
Tiffany & Company	3,021	310,649
Tractor Supply Company	3,072	208,896
Ulta Beauty, Inc. (b)	1,403	352,027
		10,399,145
Real Estate - 4.1%
American Tower Corporation	10,252	1,397,963
AvalonBay Communities, Inc.	3,300	537,900
Boston Properties, Inc.	3,762	456,745
CBRE Group, Inc., Class A (b)	7,330	332,122
Corporate Office Properties Trust	2,538	69,820
Digital Realty Trust, Inc.	4,929	520,946
Duke Realty Corporation	8,474	229,645
Equinix, Inc.	1,865	784,773
Equity Residential	8,804	543,295
Federal Realty Investment Trust	1,731	200,536
Forest City Realty Trust, Inc., Class A	4,938	99,056
HCP, Inc.	11,103	259,366
Host Hotels & Resorts, Inc.	17,720	346,603
Iron Mountain, Inc.	6,375	216,368
Jones Lang LaSalle, Inc.	1,098	186,122
Liberty Property Trust	3,534	147,792
Macerich Company (The)	2,890	166,522
Potlatch Corporation	1,404	72,797
Prologis, Inc.	12,755	827,927
Realogy Holdings Corporation	3,159	78,375
SBA Communications Corporation, Class A (b)	2,824	452,490
Simon Property Group, Inc.	7,439	1,163,013
UDR, Inc.	6,368	230,203
Vornado Realty Trust	4,047	275,318
Weyerhaeuser Company	18,065	664,431
		10,260,128

Food & Beverage - 4.0%
Archer-Daniels-Midland Company	13,385	$607,411
Bunge Ltd.	3,333	240,743
Campbell Soup Company	4,353	177,515
Coca-Cola Company (The)	96,804	4,182,901
Darling Ingredients, Inc. (b)	3,824	65,543
Dr. Pepper Snapple Group, Inc.	4,321	518,347
General Mills, Inc.	13,593	594,558
Hormel Foods Corporation	6,930	251,213
Ingredion, Inc.	1,707	206,701
JM Smucker Company (The)	2,738	312,351
Kellogg Company	6,256	368,478
Kraft Heinz Company (The)	14,564	821,118
McCormick & Company, Inc.	2,878	303,370
Mondelez International, Inc., Class A	35,730	1,411,335
		10,061,584
Healthcare Equipment & Services - 4.0%
Align Technology, Inc. (b)	1,830	457,225
AmerisourceBergen Corporation	3,929	355,889
Becton, Dickinson and Company	6,335	1,468,896
Cardinal Health, Inc.	7,547	484,291
Centene Corporation (b)	4,133	448,761
Cerner Corporation (b)	7,098	413,458
Cigna Corporation	5,872	1,008,927
Cooper Companies, Inc. (The)	1,159	265,075
DENTSPLY SIRONA, Inc.	5,553	279,538
Edwards Lifesciences Corporation (b)	5,055	643,805
Envision Healthcare Holdings, Inc. (b)	2,869	106,641
HCA Healthcare, Inc.	6,770	648,160
Henry Schein, Inc. (b)	3,826	290,776
Hologic, Inc. (b)	6,635	257,372
Humana, Inc.	3,403	1,001,095
IDEXX Laboratories, Inc. (b)	2,091	406,679
Laboratory Corporation of America Holdings (b)	2,460	420,045
MEDNAX, Inc. (b)	2,253	103,435
Patterson Companies, Inc.	2,040	47,491
Quest Diagnostics, Inc.	3,214	325,257
ResMed, Inc.	3,365	318,464
Select Medical Holdings Corporation (b)	2,598	46,894
Varian Medical Systems, Inc. (b)	2,177	251,639
		10,049,813
Technology Hardware & Equipment - 3.9%
Cisco Systems, Inc.	118,199	5,235,034
Cognex Corporation	4,118	190,457
CommScope Holding Co., Inc. (b)	4,503	172,105
Corning, Inc.	20,827	562,745
F5 Networks, Inc. (b)	1,478	241,047
Flex Ltd. (b)	12,712	165,256
Hewlett Packard Enterprise Company	38,149	650,440
HP, Inc.	39,930	858,096
Motorola Solutions, Inc.	3,897	428,007
Plantronics, Inc.	805	52,446
Super Micro Computer, Inc. (b)	833	14,744
TE Connectivity Ltd. (a)	8,421	772,627
Trimble, Inc. (b)	6,092	210,783
Xerox Corporation	5,179	162,880
		9,716,667
Insurance - 3.6%
Aflac, Inc.	18,783	855,941
Allstate Corporation (The)	8,565	837,828
Arthur J. Gallagher & Company	4,333	303,267
Chubb Ltd. (a)	11,085	1,503,902

Hartford Financial Services Group, Inc. (The)	8,541	$459,847
Loews Corporation	6,888	361,345
Marsh & McLennan Companies, Inc.	12,194	993,811
Principal Financial Group, Inc.	6,880	407,434
Progressive Corporation (The)	13,858	835,499
Prudential Financial, Inc.	10,126	1,076,596
Travelers Companies, Inc. (The)	6,540	860,664
Willis Towers Watson PLC (a)	3,004	446,124
		8,942,258
Transportation - 3.3%
AMERCO	171	57,716
ArcBest Corporation	526	16,885
Avis Budget Group, Inc. (b)	1,728	85,380
C.H. Robinson Worldwide, Inc.	3,374	310,509
CSX Corporation	20,316	1,206,567
Delta Air Lines, Inc.	4,222	220,473
Echo Global Logistics, Inc. (b)	579	15,807
Expeditors International of Washington, Inc.	4,282	273,449
Genesee & Wyoming, Inc., Class A (b)	1,498	106,658
Hertz Global Holdings, Inc. (b)	1,307	28,623
Kansas City Southern	2,451	261,350
Norfolk Southern Corporation	6,847	982,339
Ryder System, Inc.	1,233	83,141
Southwest Airlines Company	3,505	185,169
Union Pacific Corporation	18,824	2,515,451
United Parcel Service, Inc., Class B	16,424	1,864,124
		8,213,641
Consumer Services - 3.3%
Aramark	5,817	217,498
Choice Hotels International, Inc.	852	68,203
Darden Restaurants, Inc.	2,927	271,801
Domino's Pizza, Inc.	1,056	255,267
Hilton Worldwide Holdings, Inc.	6,831	538,556
Jack in the Box, Inc.	671	60,189
Marriott International, Inc., Class A	7,416	1,013,619
McDonald's Corporation	19,071	3,193,248
Royal Caribbean Cruises Ltd.	4,107	444,336
Starbucks Corporation	34,044	1,959,913
Vail Resorts, Inc.	955	218,991
		8,241,621
Household & Personal Products - 3.1%
Avon Products, Inc. (a)(b)	11,136	28,174
Clorox Company (The)	3,072	360,038
Colgate-Palmolive Company	19,952	1,301,469
Estee Lauder Companies, Inc. (The), Class A	5,383	797,169
Kimberly-Clark Corporation	8,409	870,668
Procter & Gamble Company (The)	60,673	4,389,085
		7,746,603
Materials - 2.6%
Air Products & Chemicals, Inc.	5,217	846,667
Albemarle Corporation	2,658	257,720
Avery Dennison Corporation	2,146	224,922
Axalta Coating Systems Ltd. (b)	5,332	164,759
Ball Corporation	7,897	316,591
Compass Minerals International, Inc.	794	53,436
Domtar Corporation	1,457	63,962
Ecolab, Inc.	6,203	898,008
H.B. Fuller Company	1,174	58,078
International Flavors & Fragrances, Inc.	1,879	265,428
Minerals Technologies, Inc.	819	56,552
Mosaic Company (The)	8,186	220,613
PPG Industries, Inc.	6,105	646,397

Praxair, Inc.	6,835	$1,042,474
Schnitzer Steel Industries, Inc., Class A	708	20,851
Sealed Air Corporation	4,237	185,792
Sherwin-Williams Company (The)	2,011	739,364
Sonoco Products Company	2,405	123,521
WestRock Company	6,062	358,628
		6,543,763
Media - 2.5%
Discovery Communications, Inc., Class A (b)	3,735	88,333
Discovery Communications, Inc., Class C (b)	7,168	159,273
John Wiley & Sons, Inc., Class A	1,119	73,798
Liberty Global PLC, Class A (a)(b)	4,696	141,537
Liberty Global PLC, Series C (a)(b)	13,443	391,191
New York Times Company (The), Class A	3,160	74,102
Scholastic Corporation	689	28,525
Time Warner, Inc.	18,609	1,764,133
Walt Disney Company (The)	36,122	3,624,120
		6,345,012
Banks - 2.4%
Bank of Hawaii Corporation	987	83,115
Cathay General Bancorp	1,772	70,898
CIT Group, Inc.	3,097	163,986
Citizens Financial Group, Inc.	11,766	488,171
Comerica, Inc.	4,242	401,208
First Republic Bank	3,733	346,684
Heartland Financial USA, Inc.	587	31,493
International Bancshares Corporation	1,312	52,218
KeyCorp	25,716	512,263
M&T Bank Corporation	3,234	589,461
New York Community Bancorp, Inc.	11,431	135,800
Old National Bancorp	3,227	55,504
People's United Financial, Inc.	8,595	157,203
PNC Financial Services Group, Inc. (The)	11,352	1,652,965
Regions Financial Corporation	27,733	518,607
Signature Bank (b)	1,315	167,202
SVB Financial Group (b)	1,266	379,306
Umpqua Holdings Corporation	6,025	141,949
		5,948,033
Consumer Durables & Apparel - 2.2%
Callaway Golf Company	2,398	41,390
Columbia Sportswear Company	694	57,609
Deckers Outdoor Corporation (b)	747	69,665
Ethan Allen Interiors, Inc.	540	11,907
Garmin Ltd. (a)	2,931	171,962
Hanesbrands, Inc.	9,013	166,470
Hasbro, Inc.	2,705	238,283
La-Z-Boy, Inc.	1,083	31,190
Mattel, Inc.	8,437	124,868
Meritage Homes Corporation (b)	916	40,762
Michael Kors Holdings Ltd. (a)(b)	3,613	247,201
Mohawk Industries, Inc. (b)	1,530	321,116
Newell Brands, Inc.	11,829	326,835
NIKE, Inc., Class B	31,340	2,143,343
PVH Corporation	1,841	293,953
Tupperware Brands Corporation	1,256	55,967
Under Armour, Inc., Class A (b)	4,282	76,048
Under Armour, Inc., Class C (b)	4,316	66,251
VF Corporation	8,060	651,812
Whirlpool Corporation	1,700	263,415
Wolverine World Wide, Inc.	2,208	66,152
		5,466,199

Telecommunication Services - 2.2%
CenturyLink, Inc.	22,883	$425,166
Cincinnati Bell, Inc. (b)	821	12,438
Sprint Corporation (b)	19,715	110,601
Verizon Communications, Inc.	98,668	4,869,266
		5,417,471
Renewable Energy & Energy Efficiency - 0.8%
Acuity Brands, Inc.	1,021	122,285
Itron, Inc. (b)	797	52,124
Johnson Controls International, PLC	22,174	751,037
Ormat Technologies, Inc.	869	50,315
Tesla Motors, Inc. (b)	3,222	946,946
		1,922,707
Commercial & Professional Services - 0.7%
ACCO Brands Corporation	2,650	31,933
ASGN, Inc. (b)	1,158	93,370
Copart, Inc. (b)	4,948	252,744
Deluxe Corporation	1,123	76,970
Dun & Bradstreet Corporation (The)	897	103,433
Essendant, Inc.	801	5,959
Exponent, Inc.	618	53,395
Heidrick & Struggles International, Inc.	520	19,578
HNI Corporation	1,054	35,193
ICF International, Inc.	407	27,310
IHS Markit Ltd. (a)(b)	9,601	471,697
Interface, Inc.	1,437	31,614
Kelly Services, Inc.	787	23,028
Knoll, Inc.	1,275	24,314
ManpowerGroup, Inc.	1,593	152,482
Navigant Consulting, Inc. (b)	1,017	21,754
R.R. Donnelley & Sons Company	1,494	12,624
Resources Connection, Inc.	605	9,468
Robert Half International, Inc.	3,026	183,829
RPX Corporation	998	10,808
Steelcase, Inc.	2,160	28,620
Team, Inc. (b)	585	9,916
Tetra Tech, Inc.	1,315	63,646
TrueBlue, Inc. (b)	978	26,064
		1,769,749
Food & Staples Retailing - 0.3%
Sysco Corporation	11,822	739,348
Automobiles & Components - 0.3%
Autoliv, Inc. (a)	2,096	280,969
BorgWarner, Inc.	5,006	244,993
Harley-Davidson, Inc.	3,976	163,533
		689,495
Utilities - 0.2%
American Water Works Company, Inc.	4,279	370,476
Healthy Living - 0.0%
Hain Celestial Group, Inc. (The) (b)	2,185	63,649
United Natural Foods, Inc. (b)	1,194	53,754
		117,403
Total Common Stocks (Cost $168,467,257)		248,335,760
Short-term Investment - 0.2%
UMB Money Market Fiduciary Account , 0.25% (c) (Cost $550,397)		550,397
Total Short-term Investments (Cost $550,397)		550,397

TOTAL INVESTMENTS (d) - 99.7% (Cost $169,017,654)	248,886,157
Other Assets Less Liabilities - 0.3%	689,265
NET ASSETS -100.0%	$249,575,422

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)	The cost of investments for federal income tax purposes is $172,339,532 resulting in gross unrealized appreciation and depreciation of $82,220,607 and $5,673,982 respectively, or net unrealized appreciation of $76,546,625.

See Notes to Schedule of Investments

Green Century MSCI International Index

PORTFOLIO OF INVESTMENTS

April 30, 2018

(Unaudited)

	SHARES	VALUE
Common Stocks - 99.1%
Japan - 21.1%
Aeon Company, Ltd.	17,000	$339,699
Ajinomoto Company, Inc.	9,700	177,728
Asahi Kasei Corporation	16,200	222,754
Asics Corporation	900	17,007
Astellas Pharma, Inc.	26,300	384,670
Daifuku Company, Ltd.	1,300	69,495
Daikin Industries Ltd.	3,100	362,129
Daiwa House Industry Company, Ltd.	9,400	343,676
Denso Corporation	6,100	320,780
Eisai Company, Ltd.	3,400	228,035
FUJIFILM Holdings Corporation	5,200	209,124
Fujitsu Ltd.	25,000	151,561
Honda Motor Company, Ltd.	20,200	694,596
Kao Corporation	6,000	431,316
KDDI Corporation	21,900	587,875
Kobe Steel Ltd.	4,000	41,146
Komatsu Ltd.	10,900	371,567
Kubota Corporation	13,900	234,361
Kyocera Corporation	4,000	255,573
Kyowa Hakko Kirin Company, Ltd.	1,800	38,948
Murata Manufacturing Company, Ltd.	2,400	302,991
Nippon Express Company, Ltd.	500	37,775
Nitto Denko Corporation	2,100	156,124
Nomura Research Institute Ltd.	900	46,354
NTT DOCOMO, Inc.	17,300	446,928
Obayashi Corporation	12,500	143,953
Omron Corporation	2,600	140,321
Panasonic Corporation	29,600	438,292
Sekisui House Ltd.	12,900	236,439
Shimadzu Corporation	1,300	35,284
Sompo Holdings, Inc.	4,700	196,790
Sony Corporation	14,600	681,909
Sumitomo Chemical Company, Ltd.	22,000	125,876
Sumitomo Metal Mining Company, Ltd.	3,300	140,779
Sumitomo Mitsui Trust Holdings, Inc.	5,000	212,035
Suntory Beverage & Food Ltd.	800	39,368
Sysmex Corporation	2,300	203,176
Tokyu Corporation	12,000	201,436
Toray Industries, Inc.	21,700	202,560
West Japan Railway Company	3,700	261,521
Yaskawa Electric Corporation	3,100	125,852
		9,857,803
France - 11.8%
Accor SA	1,301	73,534
Aeroports de Paris	230	50,628
Air Liquide SA	5,358	696,404
AXA SA	22,116	632,479
Danone SA	7,860	636,697
Essilor International Cie Generale d'Optique SA	2,523	344,609
Getlink	4,972	70,188
Kering	912	527,582

L'Oreal SA	3,062	$737,288
Legrand SA	5,344	415,826
Schneider Electric SE	7,016	635,953
Unibail-Rodamco SE	1,531	367,542
Vivendi SA	12,293	324,184
		5,512,914
United Kingdom - 10.4%
Barratt Developments PLC	18,910	144,998
Berkeley Group Holdings PLC	839	46,969
easyJet PLC	2,834	61,778
Investec PLC	6,686	52,890
ITV PLC	55,337	115,115
Johnson Matthey PLC	2,868	129,613
Kingfisher PLC	32,003	133,462
Legal & General Group PLC	124,081	459,547
Marks & Spencer Group PLC	35,582	140,687
Mediclinic International PLC	6,751	62,120
Mondi PLC	5,119	142,493
Old Mutual PLC	65,620	226,057
RELX PLC	17,821	380,875
Standard Chartered PLC	39,256	412,334
Travis Perkins PLC	2,343	40,799
Unilever PLC	14,573	817,402
Vodafone Group PLC	314,728	918,404
Whitbread PLC	2,891	170,093
Wm Morrison Supermarkets PLC	47,855	159,600
WPP PLC	14,811	254,150
		4,869,386
Germany - 9.8%
adidas AG	2,160	530,855
Allianz SE	5,176	1,224,231
Deutsche Boerse AG	2,355	316,718
HeidelbergCement AG	2,142	209,457
Henkel AG & Company KGaA	697	82,972
Henkel AG & Company KGaA (a)	2,402	305,254
Merck KGaA	856	83,622
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,933	442,385
OSRAM Licht AG	1,482	85,200
SAP SE	11,596	1,288,365
		4,569,059
Canada - 8.8%
Agnico Eagle Mines Ltd.	3,350	140,966
Bank of Montreal	9,076	689,253
Bank of Nova Scotia (The)	14,694	903,155
Canadian Imperial Bank of Commerce	5,854	509,854
Canadian National Railway Company	9,781	755,437
CGI Group, Inc. (b)	1,523	88,249
Metro, Inc.	5,258	166,831
Nutrien Ltd.	7,518	342,224
Restaurant Brands International, Inc.	3,408	185,449
Rogers Communications, Inc., Class B	7,078	334,110
		4,115,528
Australia - 7.2%
Amcor Ltd.	7,078	72,938
AMP Ltd.	61,094	184,938
Brambles Ltd.	35,111	259,789
Computershare Ltd.	1,785	22,708
Dexus	3,516	25,004
Goodman Group	42,605	289,860
Insurance Australia Group Ltd.	10,595	62,720

LendLease Group	9,233	$123,826
National Australia Bank Ltd.	34,804	756,599
Ramsay Health Care Ltd.	3,350	162,861
Stockland	63,265	196,653
Transurban Group	34,669	302,092
Westpac Banking Corporation	42,801	919,376
		3,379,364
Netherlands - 6.8%
Akzo Nobel NV	3,548	321,297
ASML Holding NV	4,402	838,058
CNH Industrial NV	13,422	165,150
Koninklijke Philips NV	11,675	494,153
RELX NV	13,832	294,302
Unilever NV	18,801	1,077,821
		3,190,781
Switzerland - 6.7%
Givaudan SA	161	358,394
Lonza Group AG	1,035	252,884
Roche Holding AG	8,185	1,818,604
SGS SA	131	318,153
Swiss Re AG	4,030	383,935
		3,131,970
Denmark - 3.5%
Coloplast A/S, Class B	1,739	147,317
Novo Nordisk A/S, Class B	21,773	1,023,939
Novozymes A/S	3,558	167,272
Pandora A/S	1,251	138,973
Vestas Wind Systems A/S	2,460	159,142
		1,636,643
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	79,603	644,140
Industria de Diseno Textil SA	12,758	395,470
		1,039,610
Italy - 1.9%
Assicurazioni Generali SpA	15,331	309,360
Intesa Sanpaolo SpA	151,795	577,411
		886,771
Sweden - 1.8%
Assa Abloy AB, Class B	14,234	298,299
Boliden AB	5,212	180,593
Essity AB, Class B	9,019	228,767
Skanska AB B Shares	6,234	121,410
		829,069
Hong Kong - 1.5%
BOC Hong Kong Holdings Ltd.	54,500	281,737
Hang Seng Bank Ltd.	12,217	309,454
Hysan Development Company, Ltd.	19,000	110,583
		701,774
Singapore - 1.3%
Ascendas Real Estate Investment Trust	14,800	29,690
City Developments Ltd.	1,700	16,155
DBS Group Holdings Ltd.	23,049	531,789
Singapore Airlines Ltd.	3,300	26,926
		604,560

Belgium - 0.9%
KBC Group NV	3,160	$274,727
Umicore SA	2,562	142,493
		417,220
Ireland - 0.8%
CRH PLC (c)	51	1,810
CRH PLC (d)	10,382	368,674
		370,484
Finland - 0.8%
UPM-Kymmene OYJ	7,740	276,172
Wartsila OYJ Abp	3,555	75,480
		351,652
Jersey - 0.6%
Ferguson PLC	3,762	287,960
Norway - 0.6%
Norsk Hydro ASA	13,427	83,865
Orkla ASA	19,512	180,587
		264,452
New Zealand - 0.3%
Fletcher Building Ltd.	20,534	90,943
Ryman Healthcare Ltd.	3,868	28,789
		119,732
Portugal - 0.2%
Jeronimo Martins SGPS SA	4,344	76,180
Israel - 0.1%
Bank Hapoalim BM	9,318	63,636
Total Common Stocks (Cost $43,395,516)		46,276,548
Short-term Investment - 0.6%
UMB Money Market Fiduciary Account , 0.25% (e) (Cost $265,450)		265,450
Total Short-term Investments (Cost $265,450)		265,450
TOTAL INVESTMENTS (f) - 99.7% (Cost $43,660,966)		46,541,998
Other Assets Less Liabilities - 0.3%		153,606
NET ASSETS -100.0%		$46,695,604

(a)	Preference shares.
(b)	Non-income producing security.
(c)	Shares of this security are traded on the London Stock Exchange.
(d)	Shares of this security are traded on the Irish Stock Exchange.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(f)	The cost of investments for federal income tax purposes is $43,862,909 resulting in gross unrealized appreciation and depreciation of $4,152,870 and $1,473,781 respectively, or net unrealized appreciation of $2,679,089.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESMENTS

(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992, the Equity Fund commenced operations on September 13, 1995, and the International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)	Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

For non-U.S securities traded in foreign markets, the International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESMENTS

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2018:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$158,989,053	$-	$-	$158,989,053
BONDS & NOTES	-	76,031,406	-	76,031,406
CERTIFICATES OF DEPOSIT	-	328,954	-	328,954
SHORT-TERM OBLIGATIONS	-	6,053,705	-	6,053,705
TOTAL	$158,989,053	$82,414,065	$-	$241,403,118

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2018:

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESMENTS

(Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$248,335,760	$-	$-	$248,335,760
SHORT-TERM OBLIGATIONS	-	550,397	-	550,397
TOTAL	$248,335,760	$550,397	$-	$248,886,157

The following is a summary of the inputs used to value the International Index Fund’s net assets as of April 30, 2018:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$-	$9,857,803	$-	$9,857,803
FRANCE	-	5,512,914	-	5,512,914
UNITED KINGDOM	-	4,869,386	-	4,869,386
GERMANY	-	4,569,059	-	4,569,059
CANADA	4,115,528	-	-	4,115,528
AUSTRALIA	-	3,379,364	-	3,379,364
NETHERLANDS	-	3,190,781	-	3,190,781
SWITZERLAND	-	3,131,970	-	3,131,970
DENMARK	-	1,636,643	-	1,636,643
SPAIN	-	1,039,610	-	1,039,610
ITALY	-	886,771	-	886,771
SWEDEN	-	829,069	-	829,069
HONG KONG	-	701,774	-	701,774
SINGAPORE	-	604,560	-	604,560
BELGIUM	-	417,220	-	417,220
IRELAND	-	370,484	-	370,484
FINLAND	-	351,652	-	351,652
JERSEY	-	287,960	-	287,960
NORWAY	-	264,452	-	264,452
NEW ZEALAND	-	119,732	-	119,732
PORTUGAL	-	76,180	-	76,180
ISREAL	-	63,636	-	63,636
TOTAL COMMONS STOCKS	4,115,528	42,161,020	-	46,276,548
SHORT-TERM OBLIGATIONS	-	265,450	-	265,450
TOTAL	$4,115,528	$42,426,470	$-	$46,541,998

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2018, there were no transfers in and out of Level 1, Level 2 and Level 3 for the Balanced Fund or Equity Fund. None of the Funds held any Level 3 securities during the period ended April 30, 2018. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. Transfers between Level 1 and Level 2 in the International Index Fund relate to the use of a fair value model developed by an independent pricing service to assist in valuing non-U.S. securities. The International Index Fund applies fair value pricing in accordance with procedures approved by the Board of Trustees. The following is a reconciliation of transfers between Levels for the International Index Fund from July 31, 2017 to April 30, 2018, represented by recognizing the April 30, 2018 market value of securities:

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESMENTS

(Unaudited)

International Index Fund
Transfers into Level 1	$-
Transfers out of Level 1	(228,767)
Net transfers in (out) of level 1	$(228,767)
Transfers into Level 2	$228,767
Transfers out of Level 2	-
Net transfers in (out) of level 2	$228,767

(B)	Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(C)	Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund and the International Index Fund are authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or the International Index Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund or the International Index Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put and call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts. In the period ended April 30, 2018, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund utilized options or wrote put or call options.

(D)	Repurchase Agreements: The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings. As of April 30, 2018, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund held repurchase agreements.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESMENTS

(Unaudited)

(E)	Currency Translation and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The International Index Fund had $176,975 of open foreign currency spot contracts outstanding as of April 30, 2018.

Item 2. Controls and Procedures

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2018

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 26, 2018